Finance Expense - Schedule of finance expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Interest costs [Abstract]
Interest and accretion on convertible loan	$ 2,412	$ 2,947
Interest on lease liabilities	533	664
Interest on loans payable	399	95
Interest on term loan	213	256
Total	$ 3,557	$ 3,962